Note 10 - Share-based Payment Reserve - Options Outstanding (Details)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2020 $ / shares	Mar. 31, 2019 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Statement Line Items [Line Items]
Balance, number of options	6,642,000	6,804,000	7,562,000
Balance, weighted average exercise price (in CAD per share)	$ 0.13	$ 0.19	$ 0.13
Balance, weighted average remaining contract life (Year)	1 year 135 days	2 years 62 days	2 years 94 days	2 years 94 days
Granted, number of options	450,000	1,200,000	1,720,000
Granted, weighted average exercise price (in CAD per share)	$ 0.05	$ 0.07	$ 0.08
Granted, weighted average remaining contract life (Year)	2 years 310 days	2 years 310 days	2 years 51 days
Forfeited, number of options	(2,000)	(442,000)	(770,000)
Forfeited, weighted average exercise price (in CAD per share)	$ 0.23	$ 0.22	$ 0.21
Balance, number of options	7,090,005	7,562,000	6,642,000	6,804,000
Balance, weighted average exercise price (in CAD per share)	$ 0.12	$ 0.13	$ 0.13	$ 0.19
Options exercisable, number of options	6,590,000	4,852,000	6,504,500
Options exercisable, weighted average exercise price (in CAD per share)	$ 0.13	$ 0.16	$ 0.19